UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10467

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                    11111 Santa Monica Boulevard, Suite 1500
                              Los Angeles, CA 90025
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-947-7000


                      DATE OF FISCAL YEAR END: SEPTEMBER 30

                    DATE OF REPORTING PERIOD: MARCH 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
                          [BACKGROUND GRAPHIC OMITTED]




      --------------------------------------------------------------------

                                 [LOGO OMITTED]



--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------



                                    CAUSEWAY
                                    EMERGING
                                  MARKETS FUND
                                 MARCH 31, 2007




      --------------------------------------------------------------------




--------------------------------------------------------------------------------

[BACKGROUND GRAPHIC OMITTED]


                           TABLE OF CONTENTS



                           Letter to Shareholders                              2

                           Schedule of Investments                             4

                           Sector Diversification                              9

                           Statement of Assets and Liabilities                10

                           Statement of Operations                            11

                           Statement of Changes in Net Assets                 12

                           Financial Highlights                               13

                           Notes to Financial Statements                      14

                           Disclosure of Fund Expenses                        19

                           Statement Regarding Basis for Approval of
                           Investment Advisory Agreement                      21

LETTER TO SHAREHOLDERS

This is the inaugural semi-annual report for Causeway Emerging Markets Fund (Institutional Class: CEMIX; Investor Class: CEMVX), which began investment operations on March 30, 2007. This Fund represents only the second mutual fund offered by the Fund's investment adviser, Causeway Capital Management LLC, since it began operations in June 2001. The Emerging Markets Fund is a no-load, open end mutual fund that invests primarily in equity securities in emerging markets and other investments that are tied economically to emerging markets. The normal minimum initial investment for the Institutional Class is $1,000,000. The net annual fund operating expenses of Institutional Class shares, after expense reimbursements by the investment adviser, are estimated to be 1.37%. The normal minimum initial investment for the Investor Class is $5,000, and Investor Class shares are charged a shareholder service fee of up to 0.25% annually. The net annual fund operating expenses of Investor Class shares, after expense reimbursements by the investment adviser, are estimated to be 1.62%.

The Fund's investment adviser uses a quantitative investment approach to invest the Fund's assets. The adviser's proprietary computer model analyzes a variety of fundamental, technical and macroeconomic factors to assist in selecting securities. The model currently is based predominantly on factors that focus on the characteristics of individual securities, and to a lesser extent on factors that focus on the characteristics of countries and sectors. The Fund will invest in at least ten countries and most investments will be in the Morgan Stanley Capital International Emerging Markets Index ("MSCI EM Index"). Emerging markets in which the Fund may invest include, but are not limited to, Argentina, Brazil, Chile, China, Columbia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, and Turkey. The Fund may also use exchange traded funds ("ETFs") and derivative securities. The Fund's policy is that its total assets attributable to any one country is not expected to be greater than the weight of that country in the MSCI EM Index plus 3 percentage points, or less than the weight of that country in the benchmark minus 3 percentage points.

The adviser's quantitative research team manages the investments of the Emerging Markets Fund. The portfolio managers are Dr. Arjun Jayaraman and MacDuff Kuhnert. Dr. Jayaraman joined Causeway in January 2006. He previously served as portfolio manager for quantitative strategies at PanAgora Asset Management and, before that, managed similar portfolios at Putnam Investments. He earned his PhD from New York University's Stern School of Business and BA in Economics from Columbia University. Dr. Jayaraman is a CFA charterholder. MacDuff Kuhnert has worked since 1996 with the investment team that established the adviser, including working together at a prior firm. Mr. Kuhnert has a BA in Chemistry from Dartmouth College and is also a CFA charterholder.

Emerging countries represent a large and growing part of the international equity markets. Given the increasing economic and political stability of many of these countries, some investors may benefit from a long term, strategic allocation to these markets. The emerging markets, however, are still more volatile than the developed markets and involve special risks. Because of the greater

--------------------------------------------------------------------------------
2                        CAUSEWAY EMERGING MARKETS FUND
volatility, we believe a structured, quantitative approach is warranted. This strategy differs from the fundamental value approach that the adviser uses for Causeway International Value Fund. The quantitative process used for the Emerging Markets Fund allows the investment team to take many small underweight and overweight positions relative to the MSCI EM Index in its allocations to countries, sectors, currencies and stocks.

Causeway has worked hard to develop an appropriate vehicle for investors who desire to include emerging markets in their equity portfolios. We thank you for your trust and confidence in the Causeway Emerging Markets Fund and look forward to serving you in the years to come.

Causeway Capital Management LLC




/s/ Sarah H. Ketterer                        /s/ Harry W. Hartford
Sarah H. Ketterer                            Harry W. Hartford
Chief Executive Officer                      President



/s/ Arjun Jayaraman                          /s/ MacDuff Kuhnert
Arjun Jayaraman                              MacDuff Kuhnert
Portfolio Manager                            Portfolio Manager



May 8, 2007


THE ABOVE COMMENTARY EXPRESSES THE ADVISER'S VIEWS AS OF THE DATE SHOWN AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE. THESE VIEWS ARE SUBJECT TO CHANGE. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS.

AS OF 3/31/07, THE AVERAGE ANNUAL TOTAL RETURN FOR THE INSTITUTIONAL CLASS WAS (0.30)% (SINCE INCEPTION), AND FOR THE INVESTOR CLASS WAS (0.30)% (SINCE INCEPTION). INCEPTION WAS 3/30/07.

THE PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. INVESTMENT PERFORMANCE REFLECTS FEE WAIVERS IN EFFECT. IN THE ABSENCE OF SUCH FEE WAIVERS, TOTAL RETURN WOULD BE REDUCED. TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AT NET ASSET VALUE WHEN PAID. INVESTOR CLASS SHARES HAVE A SHAREHOLDER SERVICE FEE OF UP TO 0.25% PER ANNUM OF AVERAGE DAILY NET ASSETS INSTITUTIONAL CLASS SHARES HAVE NO SHAREHOLDER SERVICE FEE. FOR MORE INFORMATION, PLEASE SEE THE PROSPECTUS.

THE MSCI EMERGING MARKETS INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE EQUITY MARKET PERFORMANCE IN THE GLOBAL EMERGING MARKETS. THE INDEX DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS, FEES AND EXPENSES ASSOCIATED WITH AN INVESTMENT IN THE FUND. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THERE ARE SPECIAL RISKS IN FOREIGN INVESTING (PLEASE SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS).

--------------------------------------------------------------------------------
                         CAUSEWAY EMERGING MARKETS FUND                        3

SCHEDULE OF INVESTMENTS (000)*
MARCH 31, 2007 (UNAUDITED)


CAUSEWAY EMERGING MARKETS FUND                                    NUMBER OF SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK
ARGENTINA -- 1.0%
         Tenaris SA ADR                                                        700                       $    32
                                                                                                         ---------
BRAZIL -- 7.1%
         Banco do Brasil SA                                                  1,400                            45
         Cia de Saneamento Basico do Estado de Sao Paulo ADR                 1,300                            44
         Cia Vale do Rio Doce ADR                                              700                            26
         Light SA(1)                                                     1,520,000                            18
         Petroleo Brasileiro SA ADR                                            600                            60
         Tele Norte Leste Participacoes ADR                                  2,500                            35
                                                                                                         ---------
                                                                                                             228
                                                                                                         ---------
CHILE -- 0.9%
         Empresas COPEC SA                                                     975                            13
         Enersis SA ADR                                                      1,000                            16
                                                                                                         ---------
                                                                                                              29
                                                                                                         ---------
CHINA -- 11.0%
         Angang Steel Co. Ltd., Class H                                      6,000                            10
         China Construction Bank Corp., Class H                             75,000                            43
         China International Marine Containers Co. Ltd., Class B            20,100                            44
         China Mengniu Dairy Co. Ltd.                                        6,000                            17
         China Mobile Ltd. ADR                                               1,000                            45
         China Resources Enterprise, Ltd.                                   16,000                            54
         China Telecom Corp. Ltd. ADR                                          800                            39
         China Unicom Ltd. ADR                                               4,300                            61
         Citic Pacific Ltd.                                                  4,000                            15
         Semiconductor Manufacturing International Corp. ADR(1)              3,600                            25
                                                                                                         ---------
                                                                                                             353
                                                                                                         ---------
COLOMBIA -- 0.2%
         Suramericana de Inversiones SA                                        940                             8
                                                                                                         ---------


                     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
------------------------------------------------------------------------------------------------------------------
4                                         CAUSEWAY EMERGING MARKETS FUND


SCHEDULE OF INVESTMENTS (000)* (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


CAUSEWAY EMERGING MARKETS FUND                                    NUMBER OF SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------
INDONESIA -- 1.1%
         Aneka Tambang Tbk PT                                               18,000                       $    23
         International Nickel Indonesia Tbk PT                               2,000                            12
                                                                                                         ---------
                                                                                                              35
                                                                                                         ---------
ISRAEL -- 0.4%
         Check Point Software Technologies, Ltd.(1)                            600                            13
                                                                                                         ---------
MALAYSIA -- 3.2%
         Bumiputra-Commerce Holdings Bhd                                     3,900                            11
         Golden Hope Plantations Bhd                                        25,100                            50
         RHB Capital Bhd                                                    29,900                            41
                                                                                                         ---------
                                                                                                             102
                                                                                                         ---------
MEXICO -- 6.9%
         Alfa SAB de CV, Class A                                             6,300                            46
         Controladora Comercial Mexicana SAB de CV                           4,700                            13
         Grupo Financiero Banorte SAB de CV, Class O                        11,200                            53
         Grupo Mexico SAB de CV, Class B                                     5,500                            25
         Grupo Televisa SA                                                   1,800                            54
         TV Azteca SA de CV                                                 33,200                            31
                                                                                                         ---------
                                                                                                             222
                                                                                                         ---------
PERU -- 0.8%
         Volcan Cia Minera SAA                                               8,599                            26
                                                                                                         ---------
PHILIPPINES -- 0.4%
         Ayala Corp.                                                           700                             8
                                                                                                         ---------
POLAND -- 3.9%
         Grupa Lotos SA(1)                                                   4,203                            62
         Polski Koncern Naftowy Orlen SA                                     3,704                            62
                                                                                                         ---------
                                                                                                             124
                                                                                                         ---------



                     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
------------------------------------------------------------------------------------------------------------------
                                          CAUSEWAY EMERGING MARKETS FUND                                         5


SCHEDULE OF INVESTMENTS (000)* (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


CAUSEWAY EMERGING MARKETS FUND                                    NUMBER OF SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------
RUSSIA -- 11.5%
         LUKOIL ADR                                                            800                       $    69
         MMC Norilsk Nickel                                                    439                            81
         Mobile Telesystems ADR                                                300                            17
         OAO Gazprom                                                         9,164                            96
         Sberbank                                                               27                            96
         Severstal                                                             601                             8
                                                                                                         ---------
                                                                                                             367
                                                                                                         ---------
SOUTH AFRICA -- 9.8%
         Anglo Platinum Ltd.                                                   185                            29
         Massmart Holdings Ltd.                                              2,585                            30
         Murray & Roberts Holdings Ltd.                                      3,481                            27
         Nedbank Group Ltd.                                                    518                            10
         Remgro Ltd.                                                           277                             7
         Sanlam Ltd.                                                        25,979                            72
         Standard Bank Group Ltd.                                            6,050                            89
         Telkom SA Ltd.                                                      2,196                            51
                                                                                                         ---------
                                                                                                             315
                                                                                                         ---------
SOUTH KOREA -- 16.1%
         Hana Financial Group Inc.                                             520                            27
         Honam Petrochemical Corp.                                             411                            36
         Hyosung Corp.                                                       1,310                            44
         Hyundai Heavy Industries                                              213                            42
         Kookmin Bank                                                          254                            23
         Korea Electric Power Corp. ADR                                      3,700                            74
         Korea Exchange Bank                                                   500                             8
         Korean Air Lines Co. Ltd.                                           1,370                            53
         LG Petrochemical Co. Ltd.                                             800                            24
         POSCO ADR                                                             800                            83



                     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
------------------------------------------------------------------------------------------------------------------
6                                         CAUSEWAY EMERGING MARKETS FUND


SCHEDULE OF INVESTMENTS (000)* (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


CAUSEWAY EMERGING MARKETS FUND                                    NUMBER OF SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------
SOUTH KOREA -- (CONTINUED)
         Samsung Corp.                                                         210                       $     8
         Samsung Electronics Co. Ltd.                                           78                            47
         Samsung SDI Co. Ltd.                                                  628                            40
         SK Corp.                                                               72                             7
                                                                                                         ---------
                                                                                                             516
                                                                                                         ---------
TAIWAN -- 11.1%
         China Development Financial Holding Corp.                         125,000                            56
         D-Link Corp.                                                       19,000                            33
         HannStar Display Corp.(1)                                         320,000                            50
         POU Chen Corp.                                                     35,000                            38
         Powerchip Semiconductor Corp.                                      67,000                            40
         United Microelectronics Corp. ADR                                  12,400                            40
         Walsin Lihwa Corp.(1)                                             110,000                            56
         Winbond Electronics Corp.(1)                                      125,000                            44
                                                                                                         ---------
                                                                                                             357
                                                                                                         ---------
TURKEY -- 1.5%
         Dogan Sirketler Grubu Holdings                                     11,165                            18
         Eregli Demir ve Celik Fabrikalari TAS                               2,876                            29
                                                                                                         ---------
                                                                                                              47
                                                                                                         ---------
TOTAL COMMON STOCK
         (COST $2,791) -- 86.9%                                                                            2,782
                                                                                                         ---------
PARTICIPATION NOTES
INDIA -- 4.5%
         Indiabulls Financial Services Ltd.(1)                               2,521                            24
         Reliance Industries Ltd.(1)                                         2,091                            66
         Steel Authority of India, Ltd.(1)                                  20,823                            55
                                                                                                         ---------
TOTAL PARTICIPATION NOTES
         (COST $144) -- 4.5%                                                                                 145
                                                                                                         ---------


                     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
------------------------------------------------------------------------------------------------------------------
                                          CAUSEWAY EMERGING MARKETS FUND                                         7


SCHEDULE OF INVESTMENTS (000)* (CONCLUDED)
MARCH 31, 2007 (UNAUDITED)


CAUSEWAY EMERGING MARKETS FUND                                    NUMBER OF SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK
BRAZIL -- 3.8%
         Brasil Telecom SA                                              11,700,000                       $    61
         Investimentos Itau SA                                               4,800                            27
         Telemar Norte Leste SA ADR                                          1,600                            33
                                                                                                         ---------
TOTAL PREFERRED STOCK
         (COST $121) -- 3.8%                                                                                 121
                                                                                                         ---------
EXCHANGE TRADED FUNDS
UNITED STATES -- 3.2%
         India Fund, Inc.                                                    1,000                            38
         iShares MSCI Emerging Markets Index Fund                              553                            65
                                                                                                         ---------
TOTAL EXCHANGE TRADED FUNDS
         (COST $103) -- 3.2%                                                                                 103
                                                                                                         ---------
CASH EQUIVALENT
         Bank of New York Cash Reserve Fund, 2.43%**                     2,210,000                         2,210
                                                                                                         ---------
TOTAL CASH EQUIVALENT
         (COST $2,210) -- 69.0%                                                                            2,210
                                                                                                         ---------
TOTAL INVESTMENTS
         (COST $5,369) -- 167.4%                                                                           5,361
                                                                                                         ---------
OTHER ASSETS & LIABILITIES, NET -- (67.4)%                                                                (2,158)
                                                                                                         ---------
NET ASSETS -- 100.0%                                                                                     $ 3,203
                                                                                                         =========
*    Except for share data.
**   The rate shown represents the 7-day effective yield as of March 31, 2007.
ADR  American Depositary Receipt.
1    Non-income producing security.




                     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
------------------------------------------------------------------------------------------------------------------
                                          CAUSEWAY EMERGING MARKETS FUND                                         9

SECTOR DIVERSIFICATION


AS OF MARCH 31, 2007, THE SECTOR DIVERSIFICATION WAS AS FOLLOWS (UNAUDITED):

CAUSEWAY EMERGING                      COMMON      PARTICIPATION       PREFERRED        EXCHANGE           % OF
MARKETS FUND                            STOCK              NOTES           STOCK    TRADED FUNDS     NET ASSETS
----------------------------------------------------------------------------------------------------------------
Financial                                18.6%               0.8%            0.8%            0.0%          20.2%
Basic Materials                          14.4                1.7             0.0             0.0           16.1
Energy                                   12.1                2.0             0.0             0.0           14.1
Communications                            7.6                0.0             3.0             0.0           10.6
Technology                               10.4                0.0             0.0             0.0           10.4
Industrial                               10.1                0.0             0.0             0.0           10.1
Consumer Discretionary                    5.5                0.0             0.0             0.0            5.5
Utilities                                 4.8                0.0             0.0             0.0            4.8
Consumer Staples                          3.4                0.0             0.0             0.0            3.4
Other                                     0.0                0.0             0.0             3.2            3.2
                                       ------             ------          ------          ------         ------
TOTAL                                    86.9%               4.5%            3.8%            3.2%          98.4%
                                       ======             ======          ======          ======         ======
SHORT-TERM SECURITIES                                                                                      69.0
EXCESS OF PAYABLES
 OVER CASH AND RECEIVABLES                                                                               (67.4)
                                                                                                         ------
NET ASSETS                                                                                                100.0%
                                                                                                         ======





                    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
----------------------------------------------------------------------------------------------------------------
                                         CAUSEWAY EMERGING MARKETS FUND                                        9

STATEMENT OF ASSETS AND LIABILITIES (000)* (UNAUDITED)

                                                                        CAUSEWAY
                                                                        EMERGING
                                                                    MARKETS FUND
                                                                ----------------
                                                                         3/31/07
                                                                ----------------
ASSETS:
   Investments at Market Value (Cost $5,369)                             $5,361
   Receivable for Fund Shares Sold                                        1,000
   Receivable from Investment Adviser                                         3
   Receivable for Foreign Currency                                            1
                                                                         ------
     TOTAL ASSETS                                                         6,365
                                                                         ------
LIABILITIES:
   Payable for Investment Securities Purchased                            3,159
   Other Accrued Expenses                                                     3
                                                                         ------
     TOTAL LIABILITIES                                                    3,162
                                                                         ------
     NET ASSETS                                                          $3,203
                                                                         ======
NET ASSETS:
   Paid-in-Capital (unlimited authorization -- no par value)             $3,210
   Net Unrealized Depreciation on Investments                                (8)
   Net Unrealized Appreciation on Foreign Currencies and Translation of
     Other Assets and Liabilities Denominated in Foreign Currencies           1
                                                                         ------
     NET ASSETS                                                          $3,203
                                                                         ======
   NET ASSET VALUE (BASED ON NET ASSETS OF $3,193,656 / 320,401 SHARES)
     OFFERING AND REDEMPTION PRICE PER SHARE -- INSTITUTIONAL CLASS      $ 9.97
                                                                         ======
   NET ASSET VALUE (BASED ON NET ASSETS OF $8,969 / 900 SHARES)
     OFFERING AND REDEMPTION PRICE PER SHARE -- INVESTOR CLASS           $ 9.97
                                                                         ======

* Except for Net Asset Value data.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
10                       CAUSEWAY EMERGING MARKETS FUND

STATEMENT OF OPERATIONS (000) (UNAUDITED)

                                                                        CAUSEWAY
                                                                        EMERGING
                                                                    MARKETS FUND
                                                                ----------------
                                                                   3/30/07(1) to
                                                                         3/31/07
                                                                ----------------
INVESTMENT INCOME:
   Interest Income                                                          $--
                                                                            ---
   TOTAL INVESTMENT INCOME                                                   --
                                                                            ---
EXPENSES:
   Printing Fees                                                              2
   Other Fees                                                                 1
                                                                            ---
   TOTAL EXPENSES                                                             3
   LESS REIMBURSEMENT OF OTHER EXPENSES                                      (3)
                                                                            ---
   NET INVESTMENT INCOME                                                     --
                                                                            ---
   NET UNREALIZED L0SS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
   Net Change in Unrealized Depreciation on Investments                      (8)
   Net Change in Unrealized Appreciation on Foreign Currency and
      Translation of Other Assets and Liabilities Denominated in
      Foreign Currency                                                        1
                                                                            ---
   NET UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS      (7)
                                                                            ---
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $(7)
                                                                            ===
(1) Commencement of operations.
Amounts designated as "--" are $0 or are rounded to $0.





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                         CAUSEWAY EMERGING MARKETS FUND                       11

STATEMENT OF CHANGES IN NET ASSETS (000)

                                                                        CAUSEWAY
                                                                        EMERGING
                                                                    MARKETS FUND
                                                                ----------------
                                                                   3/30/07(1) to
                                                                         3/31/07
                                                                     (Unaudited)
                                                                ----------------
OPERATIONS:
   Net Investment Income                                                 $   --
   Net Change in Unrealized Depreciation on Investments                      (8)
   Net Change in Unrealized Appreciation on Foreign Currency
      and Translation of Other Assets and Liabilities
      Denominated in Foreign Currency                                         1
                                                                         ------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      (7)
                                                                         -------
   NET INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
      TRANSACTIONS(2)                                                     3,210
                                                                         ------
   TOTAL INCREASE IN NET ASSETS                                           3,203
                                                                         ------
   NET ASSETS:
      Beginning of Period                                                    --
                                                                         ------
      END OF PERIOD                                                      $3,203
                                                                         ======
   UNDISTRIBUTED NET INVESTMENT INCOME                                   $   --
                                                                         ======
(1) Commencement of operations.
(2) See Note 7 in the Notes to Financial Statements.
Amounts designated as "--" are $0 or are rounded to $0.





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
12                       CAUSEWAY EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS
FOR THE PERIOD FROM INCEPTION(1) THROUGH MARCH 31, 2007 (UNAUDITED).
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Ratio of
                              Net Realized                                                            Expenses       Ratio
                                       and                                                          to Average      of Net
       Net Asset                Unrealized                                 Net Assets     Ratio of         Net  Investment
          Value,         Net          Loss       Total   Net Asset             End of  Expenses to      Assets      Income Portfolio
       Beginning  Investment            on        from  Value, End   Total     Period  Average Net  (Excluding  to Average  Turnover
       of Period      Income    Securities  Operations   of Period  Return      (000)       Assets    Waivers)  Net Assets      Rate
------------------------------------------------------------------------------------------------------------------------------------
CAUSEWAY EMERGING MARKETS FUND+
INSTITUTIONAL CLASS
 2007     $10.00         $--        $(0.03)     $(0.03)      $9.97   (0.30)%   $3,194         1.35%     27.12%       1.06%     0.00%
INVESTOR CLASS
 2007     $10.00         $--        $(0.03)     $(0.03)      $9.97   (0.30)%   $    9         1.36%     27.44%       1.04%     0.00%


(1) Commenced operations on March 30, 2007. All ratios are annualized. Total return and portfolio turnover rate are for the period indicated and have not been annualized.
+   Per share amounts calculated using average shares method.
Amounts designated as "--" are $0 or are rounded to $0.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                         CAUSEWAY EMERGING MARKETS FUND                       13

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. ORGANIZATION

Causeway Emerging Markets Fund (the "Fund") is a series of Causeway Capital Management Trust (the "Trust"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on March 30, 2007. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The Trust has one additional series, the financial statements of which are presented separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Except as described below, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the last reported bid price. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with fair value pricing procedures approved by the Fund's Board of Trustees (the "Board"). The Fund's fair value pricing procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.



--------------------------------------------------------------------------------
14                       CAUSEWAY EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)


The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides a fair value for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security. As of March 31, 2007, there were no securities fair valued by the vendor.

CASH AND CASH EQUIVALENTS -- Investments in the Bank of New York Cash Reserve Fund are valued daily at the cost of the deposit account.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the trade date the security is purchased or sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1) the market value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2) purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

FOREIGN CURRENCY CONTRACTS -- When the Fund purchases or sells foreign securities, it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transaction. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract's terms.

EXPENSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS -- Dividends, from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

REDEMPTION FEE -- The Fund imposes a redemption fee of 2% on the original value of capital shares redeemed by shareholders less than 90 days after purchase. The redemption fee does not apply to shares purchased through reinvested distributions, shares redeemed through designated systematic withdrawal plans, or omnibus account arrangements through financial intermediaries where the purchase and sale orders of a number of persons are aggregated before being communicated to the Fund.



--------------------------------------------------------------------------------
                         CAUSEWAY EMERGING MARKETS FUND                       15

NOTES TO FINANCIAL STATEMENTS (Unaudited)
(CONTINUED)


However, the Fund seeks agreements with these intermediaries to impose the Fund's redemption fee or a different redemption fee on their customers if feasible, or to impose other appropriate restrictions on excessive short-term trading. For the period ended March 31, 2007, neither the Institutional Class nor the Investor Class received any redemption fees.

3. INVESTMENT ADVISORY, ADMINISTRATION, SHAREHOLDER SERVICE AND DISTRIBUTION AGREEMENTS

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Causeway Capital Management LLC (the "Adviser"). Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 1.00% of the Fund's average daily net assets. The Adviser contractually agreed through September 30, 2008 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual operating expenses (excluding brokerage fees and commissions, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.35% and 1.60% of Institutional Class and Investor Class average daily net assets, respectively. For the period ended March 31, 2007, the Adviser waived $61 and reimbursed $3,050.

The Trust and SEI Investments Global Funds Services (the "Administrator") have entered into an Administration Agreement. Effective January 1, 2006, under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust as follows: 0.06% up to $1 billion; 0.05% of the assets exceeding $1 billion up to $2 billion; 0.04% of the assets exceeding $2 billion up to $3 billion; 0.03% of the assets exceeding $3 billion up to $4 billion; and 0.02% of the assets exceeding $4 billion. The Trust is subject to a minimum annual fee of $165,000 for all portfolios and classes in existence on the agreement date increased by $80,000 for any portfolio created thereafter and increased by $20,000 for each new class in excess of two added after the agreement date.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the period ended March 31, 2007, the Investor Class had no payments under this plan.

The Trust and SEI Investments Distribution Co. (the "Distributor") have entered into a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator, Distributor or Investment Adviser. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, during the period ended March 31, 2007, for the Fund were as follows:

                       Purchases                 Sales
                         (000)                   (000)
                     -----------------------------------
                        $3,159                    $--
                     -----------------------------------
--------------------------------------------------------------------------------
16                       CAUSEWAY EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)
(CONTINUED)


5. RISKS OF FOREIGN INVESTING

The Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the U.S. as a result of, among other factors, the possibility of future social, political and economic developments and the level of governmental supervision and regulation of securities markets in different foreign countries. These risks are higher for emerging markets investments.

6. FEDERAL TAX INFORMATION

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles in the United States of America. These book/tax differences are either temporary or permanent in nature.

At March 31, 2007, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investment securities for the Fund were as follows (000):
                                                            Net
                 Federal    Appreciated   Depreciated   Unrealized
                Tax Cost    Securities    Securities   Depreciation
              -------------------------------------------------------
                 $5,369         $8           $(16)         $(8)
              -------------------------------------------------------






--------------------------------------------------------------------------------
                         CAUSEWAY EMERGING MARKETS FUND                       17

NOTES TO FINANCIAL STATEMENTS (Unaudited)
(CONTINUED)


7. CAPITAL SHARES ISSUED AND REDEEMED (000)

                                                        Period Ended
                                                       March 31, 2007
                                              ----------------------------------
                                                SHARES                  VALUE
                                               --------               ---------
INSTITUTIONAL CLASS:
Shares Sold                                         321                $ 3,210
                                               --------                -------
Increase in Shares Outstanding Derived from
   Institutional Class Transactions                 321                  3,210
                                               --------                -------
INVESTOR CLASS:
Shares Sold                                          --                     --
                                               --------                -------
Increase in Shares Outstanding Derived from
   Investor Class Transactions                       --                     --
                                               --------                -------
Increase in Shares Outstanding from
   Capital Share Transactions                       321                $ 3,210
                                               ========                =======

8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The Fund will not be required to adopt FIN 48 until March 31, 2008. As of March 31, 2007, the impact that will result from adopting FIN 48 has not been evaluated.

In September 2006, the FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, it is not believed that the adoption of SFAS No. 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
--------------------------------------------------------------------------------
18                       CAUSEWAY EMERGING MARKETS FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund's comparative cost by comparing the hypothetical result for the Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT the Fund's actual return -- the account values shown may not apply to your specific investment.




--------------------------------------------------------------------------------
                         CAUSEWAY EMERGING MARKETS FUND                       19

DISCLOSURE OF FUND EXPENSES (Unaudited)
(CONCLUDED)


                                 BEGINNING     ENDING                  EXPENSES
                                  ACCOUNT      ACCOUNT   ANNUALIZED      PAID
                                   VALUE        VALUE     EXPENSE       DURING
                                  3/30/07      3/31/07     RATIOS       PERIOD
--------------------------------------------------------------------------------
CAUSEWAY EMERGING MARKETS FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class              $1,000.00    $  997.00     1.35%       $0.07*

HYPOTHETICAL 5% RETURN
Institutional Class              $1,000.00    $1,018.20     1.35%       $6.79**
--------------------------------------------------------------------------------
CAUSEWAY EMERGING MARKETS FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investor Class                   $1,000.00    $  997.00     1.36%       $0.07*

HYPOTHETICAL 5% RETURN
Investor Class                   $1,000.00    $1,018.15     1.36%       $6.84**
--------------------------------------------------------------------------------

*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 2/365 (TO REFLECT THE COMMENCEMENT OF OPERATIONS PERIOD SHOWN).
**EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). THE BEGINNING ACCOUNT VALUE FOR THE HYPOTHETICAL 5% RETURNS ARE AS OF MARCH 30, 2007.






--------------------------------------------------------------------------------
20                       CAUSEWAY EMERGING MARKETS FUND

STATEMENT REGARDING BASIS FOR APPROVAL OF
INVESTMENT ADVISORY AGREEMENT (Unaudited)


Under Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), the Board is required to approve the investment advisory agreement (the "Advisory Agreement") between Causeway Capital Management Trust (the "Trust") and Causeway Capital Management LLC (the "Adviser") with respect to Causeway Emerging Markets Fund (the "Fund"). The Advisory Agreement must be approved by a majority of the Trustees, who are not "interested persons" of the Trust as defined in the 1940 Act.

INFORMATION RECEIVED. As the Adviser has provided services to the Causeway International Value Fund series of the Trust for a number of years, the Board is familiar with the Adviser and, at each regular quarterly meeting, reviews a wide variety of materials relating to the nature, extent and quality of the Adviser's services. The Board met on January 29, 2007 to consider whether to approve the Advisory Agreement for an initial 20-month term ending September 20, 2008. In connection with the meeting, the Trustees received and reviewed extensive materials prepared by the Adviser relating to the Advisory Agreement in response to information requested on the Trustees' behalf by their independent legal counsel.

FACTORS CONSIDERED. In reviewing the Advisory Agreement the Trustees considered a number of factors including, but not limited to: (1) the nature, extent and quality of the services to be provided by the Adviser, (2) the model investment performance of the emerging markets strategy proposed to be used by the Adviser in managing the Fund, (3) comparisons of the services to be rendered and the amounts to be paid under the Advisory Agreement with those of other funds and those of the Adviser under the investment advisory agreement for a proposed pooled investment vehicle to be managed by the Adviser for institutional clients, (4) the costs of the services to be provided and estimated profits or losses to be realized by the Adviser and its affiliates from their relationship with the Fund, (5) whether economies of scale would be realized as the Fund grows, and (6) any other benefits to be derived by the Adviser from its relationship with the Fund.

First, regarding the nature, extent and quality of the services to be provided by the Adviser, the Trustees considered, among other things, the Adviser's personnel, experience and compliance program. The Trustees considered the qualifications, backgrounds and responsibilities of the Adviser's principal professional personnel who would provide services to the Fund, as well as the level of attention those individuals expected to provide to the Fund. The Trustees reviewed the Adviser's investment philosophy and processes and considered the scope of the Adviser's proposed services to the Fund. The Trustees also noted their past favorable experiences with the Adviser's organization in connection with its management of the Causesway International Value Fund series of the Trust. The Trustees concluded that the nature, extent and quality of the services proposed to be provided by the Adviser to the Fund would benefit the Fund and its shareholders.

Second, regarding the investment performance of the emerging markets strategy proposed to be used by the Adviser in managing the Fund, the Trustees noted that the Adviser had not previously managed portfolios using the proposed strategy, and reviewed back-tested model investment results of the strategy for various

--------------------------------------------------------------------------------
                         CAUSEWAY EMERGING MARKETS FUND                       21

STATEMENT REGARDING BASIS FOR APPROVAL OF
INVESTMENT ADVISORY AGREEMENT (Unaudited)
(CONTINUED)

periods compared to the results of the MSCI Emerging Markets Index (the "Index"), the Emerging Markets Funds category of funds tracked by Lipper, Inc., and a peer group of 21 emerging markets funds selected by the Adviser based on management style and/or likelihood of competing with the Fund (the "peer group"). While recognizing the inherent limitations of back-tested performance results, the Trustees noted that the results compared favorably to the results of the Index and the average results of the Lipper category and the peer group. They concluded that the Adviser's strategy appeared to be well-designed and would benefit the Fund and its shareholders.

Third, the Trustees compared the Fund's proposed advisory fee and estimated total expenses with those of other similar mutual funds. They noted that the Fund's proposed advisory fee was in the middle range of advisory fees charged by funds in the Lipper Emerging Markets Funds category and the peer group. They further noted that the Adviser proposed to contractually limit the Fund's expenses (excluding brokerage fees and commissions, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) through September 30, 2008 to 1.35% for Institutional Class shares and 1.60% for Investor Class shares, and observed that the resulting expense ratios were well below the average of the funds comprising the Lipper category and in the middle range of those charged by the funds comprising the peer group.

While the Adviser did not manage any other separate account or fund clients using its emerging markets strategy, the Trustees compared the Fund's proposed advisory fee with the fee schedule the Adviser proposed to charge a privately offered group trust to be similarly managed, for pension plans investing $20 million or more. They noted that, although the Fund's fee was somewhat higher than that proposed for the group trust, the differences appropriately reflected the Adviser's significantly greater responsibilities with respect to the Fund, which include the provision of many additional administrative and shareholder services (such as services related to the Fund's disclosure documents, financial statements, 1940 Act compliance policies and procedures, preparation of Board and committee materials and meetings, annual Board reports and certifications, fair valuation, legal and compliance matters, oversight of Fund service providers, negotiation of Fund intermediary agreements, and coordination with Fund intermediaries providing shareholder recordkeeping services). The Trustees concluded that the Fund's proposed advisory fee and estimated expenses were reasonable and appropriate.




--------------------------------------------------------------------------------
22                       CAUSEWAY EMERGING MARKETS FUND

STATEMENT REGARDING BASIS FOR APPROVAL OF
INVESTMENT ADVISORY AGREEMENT (Unaudited)
(CONCLUDED)

Fourth, the Trustees considered the estimated profits or losses to be realized by the Adviser from its relationship with the Fund. They noted that, due to the expense limit agreement, the Adviser expected to experience significant losses managing the Fund in its first year of operation, and that the Adviser's sponsorship of the Fund, at least in the Fund's early years, could involve significant expenses to the Adviser.

Fifth, regarding economies of scale, the Trustees observed that although the Fund's advisory fee schedule did not have breakpoints, the Fund's advisory fee and expense ratios, as limited by the Adviser, were competitive when compared with industry ranges, and that the Adviser, at least initially, would incur significant losses in managing the Fund. The Trustees concluded that under the circumstances the Adviser was sharing any economies of scale with the Fund appropriately pending the Fund's future potential asset growth.

Sixth, regarding any other benefits derived by the Adviser from its relationship with the Fund - often called "fall out" benefits - the Trustees observed that the Adviser would not earn common fall out benefits such as affiliated custody fees, affiliated transfer agency fees, affiliated brokerage commissions, profits from rule 12b-1 fees, "contingent deferred sales commissions" or "float" benefits on short-term cash. The Trustees recognized that the Fund's use of the Frank Russell commission recapture program was a potential fall out benefit to the Adviser, since Frank Russell is a consulting firm that may from time to time advise its customers to hire the Adviser. They concluded that the primary fall out benefit received by the Adviser would be research services provided by brokers used by the Fund and that this benefit was reasonable in relation to the value of the services that the Adviser proposed to provide to the Fund.

APPROVAL. At the January 29, 2007 meeting, the Trustees discussed the information and factors noted above and considered the approval of the Advisory Agreement with representatives of the Adviser and in a private session with independent counsel at which no representatives of the Adviser were present. In their deliberations, the Trustees did not identify any particular information or factor that was determinative or controlling, and the foregoing summary does not detail all the matters considered. Based on their review, the Trustees unanimously concluded that the Advisory Agreement and advisory fees were fair and reasonable to the Fund and its shareholders, and that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders, and the Board of Trustees approved the Advisory Agreement for a 20-month period ending September 20, 2008.




--------------------------------------------------------------------------------
                         CAUSEWAY EMERGING MARKETS FUND                       23

--------------------------------------------------------------------------------



INVESTMENT ADVISER:

Causeway Capital Management LLC
11111 Santa Monica Boulevard
Suite 1500
Los Angeles, CA  90025

DISTRIBUTOR:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA  19456

TO OBTAIN MORE INFORMATION:

Call 1-866-947-7000 or visit us online at www.causewayfunds.com

This material must be preceded or accompanied by a current prospectus.

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
                                                                 CCM-SA-002-0100
--------------------------------------------------------------------------------
                         CAUSEWAY EMERGING MARKETS FUND

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END INVESTMENT MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   Causeway Capital Management Trust


By (Signature and Title)*                      /s/ Turner Swan
                                               ---------------------------------
                                               Turner Swan, President

Date: May 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ Turner Swan
                                               ---------------------------------
                                               Turner Swan, President


Date: May 30, 2007


By (Signature and Title)*                      /s/ Michael Lawson
                                               ---------------------------------
                                               Michael Lawson, Treasurer


Date: May 30, 2007